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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               SPINNAKER TRUST
               -----------------------------------------------------
Address:            P.O. Box 7160
               -----------------------------------------------------
                    PORTLAND, ME 04112-7160
               -----------------------------------------------------


13F File Number:  28-
                     -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:               Anne R. Wood
               -----------------------------------------------------
Title:              Vice President
               -----------------------------------------------------
Phone:              (207) 553-7160
               -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Anne R. Wood                    PORTLAND, ME                  1-17-06
------------------------           -------------             ----------------
   [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  None
                                                            -------------------

Form 13F Information Table Entry Total:                              74
                                                            -------------------

Form 13F Information Table Value Total:                     $     118,088
                                                            -------------------
                                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number               Name

               28-
     ------             -----------------         ------------------------------
     [Repeat as necessary]
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                           FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                  VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP       (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP COM               COM        020002101      213       3956        SH       SOLE        01         3956        0      0
AMERICAN INTL GROUP INC COM     COM        026874107      253       3716        SH       SOLE        01         2445        0   1271
AMERIGAS PARTNERS L P UNIT L P  COM        030975106      237       8400        SH       SOLE        01         8400        0      0
ANADARKO PETE CORP COM          COM        032511107      475       5018        SH       SOLE        01         5018        0      0
BISYS GROUP INC COM             COM        055472104      223      15920        SH       SOLE        01        15920        0      0
BP PLC SPONSORED ADR            COM        055622104     1897      29555        SH       SOLE        01        28135        0   1420
BANK OF AMERICA CORPORATION COM COM        060505104      402       8715        SH       SOLE        01         7011        0   1704
BANK NEW YORK INC COM           COM        064057102     1905      59850        SH       SOLE        01        59850        0      0
BED BATH & BEYOND INC COM       COM        075896100     1682      46555        SH       SOLE        01        46555        0      0
BERKSHIRE HATHAWAY INC DEL CL B COM        084670207      252         86        SH       SOLE        01           69        0     17
BIOMET INC COM                  COM        090613100     2303      62995        SH       SOLE        01        62995        0      0
BOSTON SCIENTIFIC CORP COM      COM        101137107     1655      67625        SH       SOLE        01        67625        0      0
BRISTOL MYERS SQUIBB CO COM     COM        110122108      324      14138        SH       SOLE        01        10513        0   3625
CHARLES RIV LABS INTL INC COM   COM        159864107     1767      41730        SH       SOLE        01        41730        0      0
CHEVRON CORPORATION COM         COM        166764100     2364      41646        SH       SOLE        01        41646        0      0
CHURCH & DWIGHT INC COM         COM        171340102     1886      57120        SH       SOLE        01        57120        0      0
CISCO SYS INC COM               COM        17275R102      202      11814        SH       SOLE        01        11814        0      0
CITIGROUP INC COM               COM        172967101     1954      40279        SH       SOLE        01        38529        0   1750
COCA COLA CO COM                COM        191216100     1792      44460        SH       SOLE        01        43445        0   1015
COLGATE PALMOLIVE CO COM        COM        194162103     1863      33990        SH       SOLE        01        33990        0      0
DOLLAR GEN CORP COM             COM        256669102     1586      83220        SH       SOLE        01        83220        0      0
DU PONT E I DE NEMOURS & CO COM COM        263534109      345       8125        SH       SOLE        01         7525        0    600
ELECTRONIC ARTS INC COM         COM        285512109     1870      35767        SH       SOLE        01        35767        0      0
EMERSON ELEC CO COM             COM        291011104      736       9865        SH       SOLE        01         8597        0   1268
EXXON MOBIL CORP COM            COM        30231G102     1540      27418        SH       SOLE        01        25134        0   2284
FIFTH THIRD BANCORP COM         COM        316773100     2583      68483        SH       SOLE        01        68483        0      0
FIRST DATA CORP COM             COM        319963104      345       8040        SH       SOLE        01         8040        0      0
FISERV INC COM                  COM        337738108      467      10800        SH       SOLE        01        10800        0      0
GENERAL ELEC CO COM             COM        369604103     4596     131183        SH       SOLE        01       126738        0   4445
GENZYME CORP COM GENL DIV       COM        372917104      409       5792        SH       SOLE        01         5192        0    600
GOLDEN WEST FINL CORP DEL COM   COM        381317106     1261      19110        SH       SOLE        01        19110        0      0
HAIN CELESTIAL GROUP INC COM    COM        405217100     1860      87960        SH       SOLE        01        87960        0      0
IAC INTERACTIVECORP COM NEW     COM        44919P300     1797      63523        SH       SOLE        01        63523        0      0
IMATION CORP COM                COM        45245A107      345       7500        SH       SOLE        01         7500        0      0
IMPAX LABORATORIES INC COM      COM        45256B101      861      80485        SH       SOLE        01        80485        0      0
INTEL CORP COM                  COM        458140100      208       8360        SH       SOLE        01         8360        0      0
INTERNATIONAL BUSINESS MACHSCOM COM        459200101     2423      29481        SH       SOLE        01        29481        0      0
ISHARES INC MSCI JAPAN          COM        464286848     4355     322140        SH       SOLE        01       322140        0      0
CEF S&P600 SMALL CAP ISHARESCOM COM        464287804      424       7344        SH       SOLE        01         7344        0      0
J P MORGAN CHASE & CO COM       COM        46625H100     2661      67063        SH       SOLE        01        66658        0    405
JOHNSON & JOHNSON COM           COM        478160104      695      11570        SH       SOLE        01        11570        0      0
MAVERICK TUBE CORP COM          COM        577914104     1261      31655        SH       SOLE        01        31655        0      0
MCDONALDS CORP COM              COM        580135101      262       7780        SH       SOLE        01         7780        0      0
MEDTRONIC INC COM               COM        585055106      282       4900        SH       SOLE        01         4900        0      0
MERCK & CO INC COM              COM        589331107      663      20880        SH       SOLE        01        20880        0      0
METROLOGIC INSTRS INC COM       COM        591676101     2031     105560        SH       SOLE        01       105560        0      0
MICROSOFT CORP COM              COM        594918104      444      16989        SH       SOLE        01        16989        0      0
MIDCAP SPDR TR UNIT SER 1       COM        595635103      751       5580        SH       SOLE        01         5580        0      0
MUNICIPAL MTG & EQUITY L L CGRO COM        62624B101      258      10000        SH       SOLE        01        10000        0      0
NORFOLK SOUTHERN CORP COM       COM        655844108     2049      45735        SH       SOLE        01        43935        0   1800
NU SKIN ENTERPRISES INC CL A    COM        67018T105     1459      83070        SH       SOLE        01        83070        0      0
DPS OIL SVCS HLDRS TR. DEPOSTRY COM        678002106     3999      31055        SH       SOLE        01        31055        0      0
PEPSICO INC COM                 COM        713448108      445       7547        SH       SOLE        01         7547        0      0
PITNEY BOWES INC COM            COM        724479100      312       7400        SH       SOLE        01         7400        0      0
POWERSHARES ETF TRUST WNDRHLL C COM        73935X500     2237     138265        SH       SOLE        01       136765        0   1500
PROCTER & GAMBLE CO COM         COM        742718109      356       6163        SH       SOLE        01         6163        0      0
PROVIDENT BANKSHARES CORP COM   COM        743859100      240       7115        SH       SOLE        01         7115        0      0
SPDR TR UNIT SER 1              COM        78462F103     1232       9895        SH       SOLE        01         9895        0      0
SECTOR SPDR HEALTHCARE          COM        81369Y209     3589     113200        SH       SOLE        01       113200        0      0
SECTOR SPDR TR SBI CONS STPLS   COM        81369Y308      327      14055        SH       SOLE        01        14055        0      0
SECTOR SPDR TR SBI CYCLICALS/TR COM        81369Y407      400      12260        SH       SOLE        01        12260        0      0
SECTOR SPDR TR SBI INT-ENERGY   COM        81369Y506     1231      24475        SH       SOLE        01        24475        0      0
SECTOR SPDR TR SBI INT-FINL     COM        81369Y605     2197      69400        SH       SOLE        01        69400        0      0
SELECT SECTOR SPDR TR SBI INT-I COM        81369Y704      354      11285        SH       SOLE        01        11285        0      0
SELECT SECTOR SPDR TR SBI INT-T COM        81369Y803    14622     699980        SH       SOLE        01       699980        0      0
STREETTRACKS SER TR KBW INSURC  COM        86330E786     1031      19670        SH       SOLE        01        19670        0      0
TXU CORP COM                    COM        873168108      223       4462        SH       SOLE        01         4462        0      0
3M CO COM                       COM        88579Y101    13871     178985        SH       SOLE        01       178385        0    600
II VI INC COM                   COM        902104108      921      51605        SH       SOLE        01        51605        0      0
UNION PAC CORP COM              COM        907818108      483       6001        SH       SOLE        01         5401        0    600
UNITED PARCEL SERVICE INC CL B  COM        911312106     1726      22975        SH       SOLE        01        22975        0      0
WAL MART STORES INC COM         COM        931142103     1920      41040        SH       SOLE        01        41040        0      0
WELLS FARGO & CO NEW COM        COM        949746101     1661      26440        SH       SOLE        01        26440        0      0
WYETH COM                       COM        983024100      235       5116        SH       SOLE        01         3216        0   1900
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